CONDENSED STATEMENTS OF OPERATIONS - USD ($)			3 Months Ended		9 Months Ended
		Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
Formation costs		$ 5,288		$ 3,413
Operating costs			$ 236,302		$ 318,211
Loss from operations			(236,302)		(318,211)
Other income:
Interest earned on investments held in Trust Account			137,366		192,093
Net loss		$ (5,288)	$ (98,936)	$ (3,413)	$ (126,118)
Weighted average shares outstanding, basic and diluted (1)	[1]	1		15,000,000
Basic and diluted net income (loss) per share		$ (5,288)		$ 0.00
Class A common stock
Other income:
Weighted average shares outstanding, basic and diluted (1)			69,000,000		69,000,000
Basic and diluted net income (loss) per share			$ 0.00		$ 0.00
Class B common stock
Other income:
Weighted average shares outstanding, basic and diluted (1)			17,250,000		17,250,000
Basic and diluted net income (loss) per share			$ (0.01)		$ (0.02)

[1]	Share amount at March 31, 2020 includes 2,250,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).